Fair value measurements (Tables)	6 Months Ended
Sep. 30, 2015
Fair Value Disclosures [Abstract]
Fair value of financial assets and financial liabilities measured on recurring basis

	Billions of yen
	March 31, 2015
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of March 31, 2015
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥1,707	¥710	¥39	¥—	¥2,456
Private equity investments(3)	—	0	49	—	49
Japanese government securities	2,233	—	—	—	2,233
Japanese agency and municipal securities	—	277	—	—	277
Foreign government, agency and municipal securities	3,965	1,391	3	—	5,359
Bank and corporate debt securities and loans for trading purposes	—	1,786	167	—	1,953
Commercial mortgage-backed securities (“CMBS”)	—	113	2	—	115
Residential mortgage-backed securities (“RMBS”)	—	2,496	1	—	2,497
Real estate-backed securities	—	—	13	—	13
Collateralized debt obligations (“CDOs”) and other(4)	—	184	15	—	199
Investment trust funds and other	448	120	4	—	572

Total trading assets and private equity investments	8,353	7,077	293	—	15,723

Derivative assets(5)
Equity contracts	7	1,668	72	—	1,747
Interest rate contracts	16	31,559	90	—	31,665
Credit contracts	5	1,066	40	—	1,111
Foreign exchange contracts	—	7,544	33	—	7,577
Commodity contracts	0	0	—	—	0
Netting	—	—	—	(40,514)	(40,514)

Total derivative assets	28	41,837	235	(40,514)	1,586

Subtotal	¥8,381	¥48,914	¥528	¥(40,514)	¥17,309

Loans and receivables(6)	—	304	15	—	319
Collateralized agreements(7)	—	1,530	—	—	1,530
Other assets
Non-trading debt securities	342	606	0	—	948
Other(3)	342	128	57	—	527

Total	¥9,065	¥51,482	¥600	¥(40,514)	¥20,633

Liabilities:
Trading liabilities
Equities	¥1,027	¥62	¥3	¥—	¥1,092
Japanese government securities	3,117	—	—	—	3,117
Foreign government, agency and municipal securities	3,155	904	—	—	4,059
Bank and corporate debt securities	—	379	0	—	379
Residential mortgage-backed securities (“RMBS”)	—	1	—	—	1
Collateralized debt obligations (“CDOs”) and other(4)	—	3	—	—	3
Investment trust funds and other	84	0	—	—	84

Total trading liabilities	7,383	1,349	3	—	8,735

Derivative liabilities(5)
Equity contracts	18	1,887	78	—	1,983
Interest rate contracts	8	31,555	112	—	31,675
Credit contracts	2	1,080	36	—	1,118
Foreign exchange contracts	—	6,954	38	—	6,992
Commodity contracts	1	0	0	—	1
Netting	—	—	—	(40,460)	(40,460)

Total derivative liabilities	29	41,476	264	(40,460)	1,309

Subtotal	¥7,412	¥42,825	¥267	¥(40,460)	¥10,044

Short-term borrowings(8)	—	188	1	—	189
Payables and deposits(9)	—	0	0	—	0
Collateralized financing(7)	—	983	—	—	983
Long-term borrowings(8)(10)(11)	80	1,996	525	—	2,601
Other liabilities(12)	96	108	—	—	204

Total	¥7,588	¥46,100	¥793	¥(40,460)	¥14,021

	Billions of yen
	September 30, 2015
	Level 1	Level 2	Level 3	Counterparty and Cash Collateral Netting(1)	Balance as of September 30, 2015
Assets:
Trading assets and private equity investments(2)
Equities(3)	¥1,898	¥674	¥38	¥—	¥2,610
Private equity investments(3)	—	—	48	—	48
Japanese government securities	2,516	—	—	—	2,516
Japanese agency and municipal securities	—	380	—	—	380
Foreign government, agency and municipal securities	5,047	1,180	2	—	6,229
Bank and corporate debt securities and loans for trading purposes	—	1,156	127	—	1,283
Commercial mortgage-backed securities (“CMBS”)	—	108	10	—	118
Residential mortgage-backed securities (“RMBS”)	—	2,723	1	—	2,724
Real estate-backed securities	—	1	37	—	38
Collateralized debt obligations (“CDOs”) and other(4)	—	179	12	—	191
Investment trust funds and other	194	129	1	—	324

Total trading assets and private equity investments	9,655	6,530	276	—	16,461

Derivative assets(5)
Equity contracts	23	1,462	39	—	1,524
Interest rate contracts	15	24,576	84	—	24,675
Credit contracts	3	833	29	—	865
Foreign exchange contracts	0	7,096	46	—	7,142
Commodity contracts	1	0	0	—	1
Netting	—	—	—	(32,748)	(32,748)

Total derivative assets	42	33,967	198	(32,748)	1,459

Subtotal	¥9,697	¥40,497	¥474	¥(32,748)	¥17,920

Loans and receivables(6)	—	255	26	—	281
Collateralized agreements(7)	—	1,355	—	—	1,355
Other assets
Non-trading debt securities	341	548	0	—	889
Other(3)	310	203	58	—	571

Total	¥10,348	¥42,858	¥558	¥(32,748)	¥21,016

Liabilities:
Trading liabilities
Equities	¥970	¥40	¥1	¥—	¥1,011
Japanese government securities	2,493	—	—	—	2,493
Japanese agency and municipal securities	—	1	—	—	1
Foreign government, agency and municipal securities	3,325	834	—	—	4,159
Bank and corporate debt securities	—	414	1	—	415
Residential mortgage-backed securities (“RMBS”)	—	4	—	—	4
Collateralized debt obligations (“CDOs”) and other(4)	—	1	—	—	1
Investment trust funds and other	101	1	—	—	102

Total trading liabilities	6,889	1,295	2	—	8,186

Derivative liabilities(5)
Equity contracts	13	1,701	39	—	1,753
Interest rate contracts	8	24,328	108	—	24,444
Credit contracts	2	982	29	—	1,013
Foreign exchange contracts	0	6,759	44	—	6,803
Commodity contracts	0	0	—	—	0
Netting	—	—	—	(32,747)	(32,747)

Total derivative liabilities	23	33,770	220	(32,747)	1,266

Subtotal	¥6,912	¥35,065	¥222	¥(32,747)	¥9,452

Short-term borrowings(8)	—	252	2	—	254
Payables and deposits(9)	—	0	(1)	—	(1)
Collateralized financing(7)	—	593	—	—	593
Long-term borrowings(8)(10)(11)	130	2,173	416	—	2,719
Other liabilities(12)	7	179	—	—	186

Total	¥7,049	¥38,262	¥639	¥(32,747)	¥13,203

(1)	Represents the amount offset under counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives.
(2)	Includes investments in certain funds measured at fair value on the basis of NAV per share as a practical expedient.
(3)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(4)	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABS”) such as those secured on credit card loans, auto loans and student loans.
(5)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
(6)	Includes loans for which the fair value option is elected.
(7)	Includes collateralized agreements or collateralized financing for which the fair value option is elected.
(8)	Includes structured notes for which the fair value option is elected.
(9)	Includes embedded derivatives bifurcated from deposits received at banks. If unrealized gains are greater than unrealized losses, deposits are reduced by the excess amount.
(10)	Includes embedded derivatives bifurcated from issued structured notes. If unrealized gains are greater than unrealized losses, borrowings are reduced by the excess amount.
(11)	Includes liabilities recognized from secured financing transactions that are accounted for as financings rather than sales. Nomura elected the fair value option for these liabilities.
(12)	Includes loan commitments for which the fair value option is elected.

Schedule of quantitative information regarding significant unobservable inputs and assumptions for certain level 3 financial instruments

	March 31, 2015
Financial Instrument	Fair value in billions of yen	Valuation technique(s)	Significant unobservable inputs	Range of valuation inputs(1)	Weighted Average(2)
Assets:
Trading assets and private equity investments
Equities	¥39	DCF	Liquidity discounts	4.6 – 40.0%	21.6%

Private equity investments	49	Market multiples	EV/EBITDA ratios Price/Embedded values Liquidity discounts	10.0 x 0.4 x 30.0 – 33.0%	10.0 x 0.4 x 32.3%

Foreign government, agency and municipal securities	3	DCF	Credit spreads	0.3 – 6.1%	1.1%

Bank and corporate debt securities and loans for trading purposes	167	DCF	Credit spreads Recovery rates	0.0 – 33.4% 0.0 – 42.6%	10.4% 24.9%

Commercial mortgage- backed securities (“CMBS”)	2	DCF	Yields	18.1 – 50.6%	15.3%

Residential mortgage- backed securities (“RMBS”)	1	DCF	Yields Prepayment rates	0.1 – 10.6% 2.7 – 12.8%	2.2% 7.5%

Real estate-backed securities	13	DCF	Yields Loss severities	17.0 – 26.0% 0.0 – 46.8%	24.3% 18.6%

Collateralized debt obligations (“CDOs”) and other	15	DCF	Yields Prepayment rates Default probabilities Loss severities	4.7 – 23.4% 0.0 – 20.0% 1.0 – 10.0% 30.0 – 100.0%	12.6% 19.0% 2.2% 32.7%

	March 31, 2015
Financial Instrument	Fair value in billions of yen	Valuation technique(s)	Significant unobservable inputs	Range of valuation inputs(1)	Weighted Average(2)
Derivatives, net:
Equity contracts	¥(6)	Option models	Dividend yield Volatilities Correlations	0.0 – 8.4% 9.2 – 100.2% (0.75) – 0.98	— — —

Interest rate contracts	(22)	DCF/ Option models	Interest rates Volatilities Correlations	0.8 – 3.3% 13.7 – 300.0% (0.30) – 0.99	— — —

Credit contracts	4	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.0 – 19.9% 0.0 – 90.0% 1.0 – 70.0% 0.37 – 0.95	— — — —

Foreign exchange contracts	(5)	Option models	Volatilities	0.6 – 16.1%	—

Loans and receivables	15	DCF	Credit spreads	0.0 – 12.2%	0.7%

Other assets
Other(3)	57	DCF	WACC	5.7%	5.7%
			Growth rates Credit spreads Liquidity discounts	1.0% 0.6 – 2.4% 30.0%	1.0% 1.3% 30.0%

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Liquidity discounts	2.9 – 13.5 x 11.5 – 83.9 x 0.0 – 5.0 x 20.0 –30.0%	7.6 x 29.3 x 1.1 x 29.2%

Liabilities:
Short-term borrowings	¥1	DCF/ Option models	Volatilities Correlations	15.4 – 47.5% (0.75) – 0.91	— —

Long-term borrowings	525	DCF/ Option models	Volatilities Correlations	13.7 – 47.5% (0.75) – 0.99	— —

	September 30, 2015
Financial Instrument	Fair value in billions of yen	Valuation technique(s)	Significant unobservable inputs	Range of valuation inputs(1)	Weighted Average(2)
Assets:
Trading assets and private equity investments
Equities	¥38	DCF	Liquidity discounts	4.4 – 40.0%	21.9%

Private equity investments	48	Market multiples	EV/EBITDA ratios Price/Embedded value ratios Liquidity discounts	9.3 – 13.5 x 0.3 x 0.0 – 33.0%	10.5 x 0.3 x 29.9%

Foreign government, agency and municipal securities	2	DCF	Credit spreads	0.6 – 6.2%	1.4%

Bank and corporate debt securities and loans for trading purposes	127	DCF	Credit spreads Recovery rates	0.0 – 9.6% 0.0 – 80.0%	6.1% 47.8%

Commercial mortgage- backed securities (“CMBS”)	10	DCF	Yields	5.1 – 78.4%	12.3%

Residential mortgage- backed securities (“RMBS”)	1	DCF	Yields Prepayment rates Loss severities	0.1 – 13.2% 2.7 – 12.0% 39.4 – 80.0%	2.2% 8.6% 41.7%

Real estate-backed securities	37	DCF	Yields Loss severities	12.4 – 27.4% 0.0 – 51.1%	17.5% 21.5%

Collateralized debt obligations (“CDOs”) and other	12	DCF	Yields Prepayment rates Default probabilities Loss severities	7.3 – 27.6% 3.0 – 20.0% 2.0 – 4.0% 30.0 – 100.0%	13.0% 19.6% 2.1% 32.4%

Derivatives, net:
Equity contracts	0	Option models	Dividend yield Volatilities Correlations	0.0 – 11.6% 8.9 – 142.0% (0.75) – 0.98	— — —

Interest rate contracts	(24)	DCF/ Option models	Interest rates Volatilities Correlations	0.5 – 3.7% 13.0 – 300.0% (0.38) – 0.99	— — —

Credit contracts	0	DCF/ Option models	Credit spreads Recovery rates Volatilities Correlations	0.0 – 19.3% 0.0 – 90.0% 30.0 – 61.9% 0.35 – 0.92	— — — —

Foreign exchange contracts	2	Option models	Volatilities	2.2 – 29.7%	—

Loans and receivables	26	DCF	Credit spreads	0.0 – 36.9%	3.6%

Other assets
Other(3)	58	DCF	WACC Growth rates Credit spreads Liquidity discounts	5.3% 1.0% 0.6 – 0.7% 30.0%	5.3% 1.0% 0.7% 30.0%

		Market multiples	EV/EBITDA ratios PE ratios Price/Book ratios Liquidity discounts	4.0 – 13.0 x 3.7 – 37.8 x 0.0 – 5.6 x 25.0 – 30.0%	7.5 x 20.8 x 1.2 x 29.9%

Liabilities:
Short-term borrowings	¥2	DCF/ Option models	Volatilities Correlations	18.7 – 41.5% (0.75) – 0.93	— —

Long-term borrowings	416	DCF/ Option models	Volatilities Correlations	13.0 – 41.5% (0.75) – 0.99	— —

(1)	Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.
(2)	Weighted average information for non-derivative instruments is calculated by weighting each valuation input by the fair value of the financial instrument.
(3)	Valuation technique(s) and unobservable inputs in respect of equity securities reported within Other assets in the consolidated balance sheets.

Increases and decreases of Level 3 assets and liabilities measured at fair value on recurring basis unrealized and realized gain/losses included in revenue

	Billions of yen
	Six months ended September 30, 2014
	Beginning balance as of six months ended September 30, 2014	Total gains (losses) recognized in revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of six months ended September 30, 2014
Assets:
Trading assets and private equity investments
Equities	¥68	¥1	¥—	¥14	¥(36)	¥—	¥1	¥2	¥(8)	¥42
Private equity investments	42	(1)	—	4	(1)	—	1	—	—	45
Japanese agency and municipal securities	—	(0)	—	0	(0)	—	—	—	—	0
Foreign government, agency and municipal securities	26	7	—	122	(122)	—	—	5	(27)	11
Bank and corporate debt securities and loans for trading purposes	116	2	—	78	(61)	—	5	11	(36)	115
Commercial mortgage-backed securities (“CMBS”)	3	(0)	—	6	(8)	—	—	2	(0)	3
Residential mortgage-backed securities (“RMBS”)	3	(0)	—	0	(3)	—	—	2	(1)	1
Real estate-backed securities	0	(0)	—	2	(0)	—	0	—	(2)	0
Collateralized debt obligations (“CDOs”) and other	13	(3)	—	34	(22)	—	2	9	(4)	29
Investment trust funds and other	30	1	—	1	(11)	—	(0)	—	(3)	18

Total trading assets and private equity investments	301	7	—	261	(264)	—	9	31	(81)	264

Derivatives, net(4)
Equity contracts	11	(6)	—	—	—	(12)	0	(2)	1	(8)
Interest rate contracts	(39)	(20)	—	—	—	8	0	(1)	0	(52)
Credit contracts	5	(5)	—	—	—	5	0	(0)	(1)	4
Foreign exchange contracts	5	(1)	—	—	—	(2)	0	(0)	0	2
Commodity contracts	0	(0)	—	—	—	(0)	0	—	—	(0)

Total derivatives, net	(18)	(32)	—	—	—	(1)	0	(3)	0	(54)

Subtotal	¥283	¥(25)	¥—	¥261	¥(264)	¥(1)	¥9	¥28	¥(81)	¥210

Loans and receivables	26	(1)	—	—	(0)	—	2	—	—	27
Other assets
Non-trading debt securities	3	0	(0)	—	(3)	—	0	—	—	0
Other	56	(0)	(1)	2	(1)	—	0	—	—	56

Total	¥368	¥(26)	¥(1)	¥263	¥(268)	¥(1)	¥11	¥28	¥(81)	¥293

Liabilities:
Trading liabilities
Equities	¥1	¥0	¥—	¥1	¥(0)	¥—	¥(0)	¥0	¥(1)	¥1
Bank and corporate debt securities	0	(0)	—	0	—	—	0	—	—	0
Collateralized debt obligations (“CDOs”) and other	—	(0)	—	1	(0)	—	0	—	—	1

Total trading liabilities	¥1	¥0	¥—	¥2	¥(0)	¥—	¥(0)	¥0	¥(1)	¥2

Short-term borrowings	3	(1)	—	1	(1)	—	—	0	(2)	2
Payables and deposits	0	(0)	—	(0)	(0)	—	—	—	(0)	0
Long-term borrowings	394	(53)	—	205	(237)	—	4	32	(12)	439

Total	¥398	¥(54)	¥—	¥208	¥(238)	¥—	¥4	¥32	¥(15)	¥443

	Billions of yen
	Six months ended September 30, 2015
	Beginning balance as of six months ended September 30, 2015	Total gains (losses) recognized in revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of six months ended September 30, 2015
Assets:
Trading assets and private equity investments
Equities	¥39	¥1	¥—	¥4	¥(7)	¥—	¥0	¥2	¥(1)	¥38
Private equity investments	49	1	—	2	(5)	—	1	—	—	48
Foreign government, agency and municipal securities	3	0	—	19	(20)	—	0	0	0	2
Bank and corporate debt securities and loans for trading purposes	167	(1)	—	84	(125)	—	(1)	17	(14)	127
Commercial mortgage-backed securities (“CMBS”)	2	2	—	8	(2)	—	0	—	—	10
Residential mortgage-backed securities (“RMBS”)	1	0	—	1	(1)	—	0	—	—	1
Real estate-backed securities	13	0	—	17	(6)	—	0	13	—	37
Collateralized debt obligations (“CDOs”) and other	15	(3)	—	3	(5)	—	0	9	(7)	12
Investment trust funds and other	4	0	—	0	0	—	0	0	(3)	1

Total trading assets and private equity investments	293	0	—	138	(171)	—	0	41	(25)	276

Derivatives, net(4)
Equity contracts	(6)	9	—	0	0	(2)	0	0	(1)	0
Interest rate contracts	(22)	(20)	—	0	(2)	25	0	(7)	2	(24)
Credit contracts	4	(2)	—	—	—	(4)	0	(4)	6	0
Foreign exchange contracts	(5)	(10)	—	—	—	19	0	1	(3)	2
Commodity contracts	0	0	—	—	—	0	0	0	—	0

Total derivatives, net	(29)	(23)	—	0	(2)	38	0	(10)	4	(22)

Subtotal	¥264	¥(23)	¥—	¥138	¥(173)	¥38	¥0	¥31	¥(21)	¥254

Loans and receivables	15	0	—	4	(1)	—	0	8	—	26
Other assets
Non-trading debt securities	0	0	—	—	—	—	0	—	—	0
Other	57	4	0	1	(4)	—	0	—	—	58

Total	¥336	¥(19)	¥0	¥143	¥(178)	¥38	¥0	¥39	¥(21)	¥338

Liabilities:
Trading liabilities
Equities	¥3	¥(1)	¥—	¥1	¥(2)	¥—	¥0	¥0	¥(2)	¥1
Bank and corporate debt securities	0	0	—	0	0	—	0	1	0	1

Total trading liabilities	¥3	¥(1)	¥—	¥1	¥(2)	¥—	¥0	¥1	¥(2)	¥2

Short-term borrowings	1	0	—	1	0	—	—	—	0	2
Payables and deposits	0	0	—	(1)	0	—	—	—	—	(1)
Long-term borrowings	525	32	—	180	(259)	—	(1)	38	(35)	416

Total	¥529	¥31	¥—	¥181	¥(261)	¥—	¥(1)	¥39	¥(37)	¥419

	Billions of yen
	Three months ended September 30, 2014
	Beginning balance as of three months ended September 30, 2014	Total gains (losses) recognized in revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of three months ended September 30, 2014
Assets:
Trading assets and private equity investments
Equities	¥40	¥0	¥—	¥9	¥(7)	¥—	¥2	¥1	¥(3)	¥42
Private equity investments	44	(0)	—	1	(1)	—	1	—	—	45
Japanese agency and municipal securities	—	(0)	—	0	(0)	—	—	—	—	0
Foreign government, agency and municipal securities	32	1	—	26	(26)	—	—	0	(22)	11
Bank and corporate debt securities and loans for trading purposes	118	(1)	—	31	(18)	—	6	3	(24)	115
Commercial mortgage-backed securities (“CMBS”)	5	(0)	—	3	(5)	—	—	—	—	3
Residential mortgage-backed securities (“RMBS”)	3	(0)	—	0	(2)	—	—	—	—	1
Real estate-backed securities	2	(0)	—	—	(0)	—	0	—	(2)	0
Collateralized debt obligations (“CDOs”) and other	23	(2)	—	13	(12)	—	2	8	(3)	29
Investment trust funds and other	28	1	—	0	(11)	—	0	—	(0)	18

Total trading assets and private equity investments	295	(1)	—	83	(82)	—	11	12	(54)	264

Derivatives, net(4)
Equity contracts	4	(2)	—	—	—	(9)	0	(1)	(0)	(8)
Interest rate contracts	(40)	(7)	—	—	—	(5)	0	(1)	1	(52)
Credit contracts	5	(4)	—	—	—	3	0	1	(1)	4
Foreign exchange contracts	7	(3)	—	—	—	(2)	0	—	(0)	2
Commodity contracts	0	(0)	—	—	—	(0)	0	—	—	(0)

Total derivatives, net	(24)	(16)	—	—	—	(13)	0	(1)	(0)	(54)

Subtotal	¥271	¥(17)	¥—	¥83	¥(82)	¥(13)	¥11	¥11	¥(54)	¥210

Loans and receivables	26	(1)	—	—	(0)	—	2	—	—	27
Other assets
Non-trading debt securities	0	0	—	—	(0)	—	0	—	—	0
Other	58	(0)	(1)	0	(1)	—	0	—	—	56

Total	¥355	¥(18)	¥(1)	¥83	¥(83)	¥(13)	¥13	¥11	¥(54)	¥293

Liabilities:
Trading liabilities
Equities	¥0	¥0	¥—	¥1	¥0	¥—	¥(0)	¥(0)	¥(0)	¥1
Bank and corporate debt securities	0	(0)	—	0	—	—	0	—	—	0
Collateralized debt obligations (“CDOs”) and other	—	(0)	—	1	(0)	—	0	—	—	1

Total trading liabilities	¥0	¥(0)	¥—	¥2	¥(0)	¥—	¥0	¥(0)	¥(0)	¥2

Short-term borrowings	2	(0)	—	0	(0)	—	—	0	(0)	2
Payables and deposits	0	(0)	—	(0)	(0)	—	—	—	(0)	0
Long-term borrowings	465	(47)	—	109	(190)	—	4	10	(6)	439

Total	¥467	¥(47)	¥—	¥111	¥(190)	¥—	¥4	¥10	¥(6)	¥443

	Billions of yen
	Three months ended September 30, 2015
	Beginning balance as of three months ended September 30, 2015	Total gains (losses) recognized in revenue(1)	Total gains (losses) recognized in other comprehensive income	Purchases / issues(2)	Sales / redemptions(2)	Settlements	Foreign exchange movements	Transfers into Level 3(3)	Transfers out of Level 3(3)	Balance as of three months ended September 30, 2015
Assets:
Trading assets and private equity investments
Equities	¥38	¥0	¥—	¥5	¥(4)	¥—	¥(1)	¥1	¥(1)	¥38
Private equity investments	51	2	—	1	(4)	—	(2)	—	—	48
Foreign government, agency and municipal securities	4	0	—	5	(7)	—	0	—	0	2
Bank and corporate debt securities and loans for trading purposes	164	(3)	—	23	(56)	—	(4)	9	(6)	127
Commercial mortgage-backed securities (“CMBS”)	12	0	—	1	(3)	—	0	—	—	10
Residential mortgage-backed securities (“RMBS”)	1	0	—	—	0	—	0	—	—	1
Real estate-backed securities	12	0	—	15	(3)	—	0	13	—	37
Collateralized debt obligations (“CDOs”) and other	20	(2)	—	2	(3)	—	0	0	(5)	12
Investment trust funds and other	1	0	—	0	0	—	0	—	0	1

Total trading assets and private equity investments	303	(3)	—	52	(80)	—	(7)	23	(12)	276

Derivatives, net(4)
Equity contracts	(4)	4	—	0	0	0	0	0	0	0
Interest rate contracts	(18)	(26)	—	0	(2)	17	0	3	2	(24)
Credit contracts	11	(2)	—	—	—	(5)	(1)	(3)	0	0
Foreign exchange contracts	1	(13)	—	—	—	15	0	—	(1)	2
Commodity contracts	0	—	—	—	—	0	0	0	—	0

Total derivatives, net	(10)	(37)	—	0	(2)	27	(1)	0	1	(22)

Subtotal	¥293	¥(40)	¥—	¥52	¥(82)	¥27	¥(8)	¥23	¥(11)	¥254

Loans and receivables	15	0	—	3	0	—	0	8	—	26
Other assets
Non-trading debt securities	0	0	—	—	—	—	0	—	—	0
Other	58	1	0	1	(2)	—	0	—	—	58

Total	¥366	¥(39)	¥0	¥56	¥(84)	¥27	¥(8)	¥31	¥(11)	¥338

Liabilities:
Trading liabilities
Equities	¥2	¥0	¥—	¥0	¥(1)	¥—	¥0	¥0	¥0	¥1
Bank and corporate debt securities	1	0	—	0	0	—	0	0	0	1

Total trading liabilities	¥3	¥0	¥—	¥0	¥(1)	¥—	¥0	¥0	¥0	¥2

Short-term borrowings	2	0	—	—	0	—	—	—	0	2
Payables and deposits	0	0	—	(1)	0	—	0	—	—	(1)
Long-term borrowings	480	29	—	60	(120)	—	(3)	33	(5)	416

Total	¥485	¥29	¥—	¥59	¥(121)	¥—	¥(3)	¥33	¥(5)	¥419

(1)	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity investments, and also within Gain on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
(2)	Amounts reported in Purchases / issues include increases in trading liabilities while Sales / redemptions include decreases in trading liabilities.
(3)	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Transfers into Level 3 and Transfers out of Level 3 are the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3, all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level, all gains/ (losses) during the quarter are excluded from the table.
(4)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayments rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.

Fair value, level 3 assets and liabilities measured on recurring basis, unrealized gains (losses)

	Billions of yen
	Six months ended September 30
	2014	2015
	Unrealized gains / (losses)(1)
Assets:
Trading assets and private equity investments
Equities	¥(3)	¥1
Private equity investments	(1)	1
Japanese agency and municipal securities	(0)	—
Foreign government, agency and municipal securities	1	0
Bank and corporate debt securities and loans for trading purposes	0	(5)
Commercial mortgage-backed securities (“CMBS”)	0	0
Residential mortgage-backed securities (“RMBS”)	0	0
Real estate-backed securities	0	0
Collateralized debt obligations (“CDOs”) and other	(3)	(2)
Investment trust funds and other	2	0

Total trading assets and private equity investments	(4)	(5)

Derivatives, net(2)
Equity contracts	14	0
Interest rate contracts	(15)	(13)
Credit contracts	(5)	0
Foreign exchange contracts	(3)	(9)
Commodity contracts	(0)	—

Total derivatives, net	(9)	(22)

Subtotal	¥(13)	¥(27)

Loans and receivables	(0)	(1)
Other assets
Non-trading debt securities	0	0
Other	(0)	3

Total	¥(13)	¥(25)

Liabilities:
Trading liabilities
Equities	¥0	¥0
Bank and corporate debt securities	(0)	0

Total trading liabilities	¥0	¥0

Short-term borrowings	0	0
Payables and deposits	(0)	0
Long-term borrowings	(39)	39

Total	¥(39)	¥39

	Billions of yen
	Three months ended September 30
	2014	2015
	Unrealized gains / (losses)(1)
Assets:
Trading assets and private equity investments
Equities	¥0	¥1
Private equity investments	(0)	2
Japanese agency and municipal securities	(0)	—
Foreign government, agency and municipal securities	0	0
Bank and corporate debt securities and loans for trading purposes	0	(2)
Commercial mortgage-backed securities (“CMBS”)	(0)	0
Residential mortgage-backed securities (“RMBS”)	0	0
Real estate-backed securities	—	0
Collateralized debt obligations (“CDOs”) and other	(2)	(2)
Investment trust funds and other	1	0

Total trading assets and private equity investments	(1)	(1)

Derivatives, net(2)
Equity contracts	(1)	2
Interest rate contracts	(37)	(18)
Credit contracts	(4)	(2)
Foreign exchange contracts	(4)	(13)
Commodity contracts	(0)	—

Total derivatives, net	(46)	(31)

Subtotal	¥(47)	¥(32)

Loans and receivables	(0)	0
Other assets
Non-trading debt securities	0	0
Other	(0)	1

Total	¥(47)	¥(31)

Liabilities:
Trading liabilities
Equities	¥0	¥0
Bank and corporate debt securities	(0)	0

Total trading liabilities	¥0	¥0

Short-term borrowings	(0)	0
Payables and deposits	(0)	0
Long-term borrowings	(43)	30

Total	¥(43)	¥30

(1)	Includes gains and losses reported within Net gain on trading, Gain on private equity investments, and also within Gain on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.

Information on investments where net asset value per share is calculated

	Billions of yen
	March 31, 2015
	Fair value	Unfunded commitments(1)	Redemption frequency (if currently eligible)(2)	Redemption notice period(3)
Hedge funds	¥98	¥0	Monthly	Same day-90 days
Venture capital funds	3	1	—	—
Private equity funds	47	20	—	—
Real estate funds	1	—	—	—

Total	¥149	¥21

	Billions of yen
	September 30, 2015
	Fair value	Unfunded commitments(1)	Redemption frequency (if currently eligible)(2)	Redemption notice period(3)
Hedge funds	¥83	¥0	Monthly	Same day-90 days
Venture capital funds	2	1	—	—
Private equity funds	48	20	—	—
Real estate funds	1	—	—	—

Total	¥134	¥21

(1)	The contractual amount of any unfunded commitments Nomura is required to make to the entities in which the investment is held.
(2)	The range in frequency with which Nomura can redeem investments.
(3)	The range in notice period required to be provided before redemption is possible.

Gains (losses) due to changes in fair value for financial instruments measured at fair value using fair value option

	Billions of yen
	Six months ended September 30
	2014	2015
	Gains / (Losses)(1)
Assets:
Trading assets and private equity investments(2)
Trading assets	¥(0)	¥0
Private equity investments	0	0
Loans and receivables	(5)	1
Collateralized agreements(3)	6	4
Other assets(2)	(6)	(2)

Total	¥(5)	¥3

Liabilities:
Short-term borrowings(4)	¥5	¥42
Collateralized financing(3)	(0)	6
Long-term borrowings(4)(5)	(40)	110
Other liabilities(6)	0	0

Total	¥(35)	¥158

	Billions of yen
	Three months ended September 30
	2014	2015
	Gains / (Losses)(1)
Assets:
Trading assets and private equity investments(2)
Trading assets	¥0	¥(1)
Private equity investments	0	0
Loans and receivables	(3)	4
Collateralized agreements(3)	4	3
Other assets(2)	(3)	(4)

Total	¥(2)	¥2

Liabilities:
Short-term borrowings(4)	¥4	¥49
Collateralized financing(3)	0	14
Long-term borrowings(4)(5)	26	32
Other liabilities(6)	(0)	0

Total	¥30	¥95

(1)	Includes gains and losses reported primarily within Net gain on trading, Gain on private equity investments and Revenue—Other in the consolidated statements of income.
(2)	Includes equity investments that would have been accounted for under the equity method had Nomura not chosen to elect the fair value option.
(3)	Includes reverse repurchase and repurchase agreements.
(4)	Includes structured notes and other financial liabilities.
(5)	Includes secured financing transactions arising from transfers of financial assets which did not meet the criteria for sales accounting.
(6)	Includes unfunded written loan commitments.

Geographic allocations of trading assets related to government, agency, municipal securities

	Billions of yen
	March 31, 2015
	Japan	U.S.	EU	Other	Total(1)
Government, agency and municipal securities	¥2,510	¥1,815	¥3,098	¥446	¥7,869

	Billions of yen
	September 30, 2015
	Japan	U.S.	EU	Other	Total(1)
Government, agency and municipal securities	¥2,896	¥2,992	¥2,848	¥389	¥9,125

(1)	Other than above, there were ¥635 billion and ¥594 billion of government, agency and municipal securities in Other assets—Non-trading debt securities as of March 31, 2015 and September 30, 2015, respectively. The vast majority of these securities are Japanese government, agency and municipal securities.

Carrying values, fair values and classification within the fair value hierarchy for certain classes of financial instrument

	Billions of yen
	March 31, 2015(1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥1,315	¥1,315	¥1,315	¥—	¥—
Time deposits	328	328	—	328	—
Deposits with stock exchanges and other segregated cash	453	453	—	453	—
Loans receivable(2)	1,460	1,460	—	1,141	319
Securities purchased under agreements to resell	8,481	8,481	—	8,479	2
Securities borrowed	8,238	8,238	—	8,238	—

Total	¥20,275	¥20,275	¥1,315	¥18,639	¥321

Liabilities:
Short-term borrowings	¥662	¥662	¥—	¥661	¥1
Deposits received at banks	1,220	1,220	—	1,220	0
Securities sold under agreements to repurchase	12,217	12,217	—	12,214	3
Securities loaned	2,494	2,494	—	2,494	—
Long-term borrowings	8,336	8,365	80	7,760	525

Total	¥24,929	¥24,958	¥80	¥24,349	¥529

	Billions of yen
	September 30, 2015(1)
			Fair value by level
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	¥2,160	¥2,160	¥2,160	¥—	¥—
Time deposits	197	197	—	197	—
Deposits with stock exchanges and other segregated cash	490	490	—	490	—
Loans receivable(2)	1,596	1,596	—	1,197	399
Securities purchased under agreements to resell	9,503	9,503	—	9,503	—
Securities borrowed	7,634	7,634	—	7,634	—

Total	¥21,580	¥21,580	¥2,160	¥19,021	¥399

Liabilities:
Short-term borrowings	¥561	¥561	¥—	¥559	¥2
Deposits received at banks	1,371	1,371	—	1,371	0
Securities sold under agreements to repurchase	14,763	14,763	—	14,763	—
Securities loaned	2,617	2,617	—	2,617	—
Long-term borrowings	8,294	8,228	130	7,682	416

Total	¥27,606	¥27,540	¥130	¥26,992	¥418

(1)	Includes financial instruments which are carried at fair value on a recurring basis.
(2)	Carrying values are shown after deducting relevant allowances for credit losses.